Accounting Pronouncements Accounting Changes and Error Corrections (Details) $ in Millions	Jun. 30, 2015 USD ($)
Orbitz | Other Non-current Assets | Accounting Standards Update 2015-03
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs	$ 6.8